Derivative Liabilities (Details Narrative)	Dec. 31, 2021
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.56
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.39
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.56
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	0.0015